19. Financial instruments (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Loans and receivables [member] | Related parties - assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 154	R$ 104
Loans and receivables [member] | Trade receivables and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,614	924
Loans and receivables [member] | Others assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		48	51
Loans and receivables [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,711	7,954
Loans and receivables [member] | Financial instruments - fair value hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		11	86
Loans and receivables [member] | Others assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2	2
Loans and receivables [member] | Trade receivables with credit card companies and sales vouchers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		113	377
Loans and receivables [member] | Others assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		28	19
Loans and receivables [member] | Financial instruments about lease - fair value hedge [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		1
Financial liabilities - amortized cost [member] | Related parties - liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(194)	(215)
Financial liabilities - amortized cost [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(11,424)	(14,887)
Financial liabilities - amortized cost [member] | Financing for purchase of assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(100)	(231)
Financial liabilities - amortized cost [member] | Debentures and promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(4,598)	(11,863)
Financial liabilities - amortized cost [member] | Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(4,247)	(1,348)
Financial liabilities - amortized cost [member] | Lease [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(8,372)	(8,667)
Fair value through profit or loss [member] | Borrowings and financing (hedge accounting underlying) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(284)	(944)
Fair value through profit or loss [member] | Financial instruments - fair value hedge - liabilities side [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(22)	(39)
Fair value through profit or loss [member] | Suppliers financial instruments - fair value hedge - liabilities side [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(25)	(8)
Fair value through profit or loss [member] | Disco group put option [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(636)	(466)
Fair value through profit or loss [member] | Financial instruments about lease - fair value hedge - liabilities side [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ (2)

[1]	See note 19.3.